Investment in equity securities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 23, 2023
Equity Securities [Abstract]
Beginning balance	$ 0
Equity securities acquired	72,211,450	$ 0
Proceeds from sale of equity securities	(258,999)	0
Gain on sale of equity securities	2,636	0
Unrealized loss on equity securities revalued at fair value at end of the period	(5,107,427)	0
Ending balance	66,847,660
Dividend income on equity securities	366,002	0
Eagle Bulk Shipping Inc [Member]
Equity Securities [Abstract]
Number of shares held (in shares)			1,391,500
Percentage of shares held			14.99%
Dividend income on equity securities	$ 366,002	$ 0